RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	$ 466,057	$ 701,686
Asset Management and Reporting Fee	217,138	340,799
Partnership Management Fee net of Asset Management and Reporting Fee	248,919	360,887
Series Fifteen [Member]
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	52,742	100,089
Asset Management and Reporting Fee	87,581	39,633
Partnership Management Fee net of Asset Management and Reporting Fee	(34,839)	60,456
Series Sixteen [Member]
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	176,280	213,899
Asset Management and Reporting Fee	65,994	20,999
Partnership Management Fee net of Asset Management and Reporting Fee	110,286	192,900
Series Seventeen [Member]
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	106,247	177,082
Asset Management and Reporting Fee	45,097	20,507
Partnership Management Fee net of Asset Management and Reporting Fee	61,150	156,575
Series Eighteen [Member]
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	95,616	158,493
Asset Management and Reporting Fee	15,118	90,910
Partnership Management Fee net of Asset Management and Reporting Fee	80,498	67,583
Series Nineteen [Member]
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	35,172	52,123
Asset Management and Reporting Fee	3,348	168,750
Partnership Management Fee net of Asset Management and Reporting Fee	$ 31,824	$ (116,627)